SHARE BASED COMPENSATION (Summary of Non-vested Shares Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Non-vested Shares
Outstanding, beginning balance	25,000	27,780
Granted	20,000	25,000	29,724
Vested	(35,000)	(27,780)	(1,944)
Forfeited
Outstanding, ending balance	10,000	25,000	27,780
Weighted Average Grant Date Fair Value
Outstanding, beginning balance	$ 9.63	$ 9.06
Granted	10.82	9.63	9.38
Vested	9.97	9.06	13.95
Forfeited
Outstanding, ending balance	$ 10.82	$ 9.63	$ 9.06